Segment and Geographic Information - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 714	$ 420
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	444	287
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	197	90
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 73	$ 43